RELATED PARTIES	12 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
RELATED PARTIES	RELATED PARTIES
Disclosures are included in the following notes:
NOTE 5.1    COST OF SALES
NOTE 5.3    ADMINISTRATION EXPENSES AND OTHER COSTS
NOTE 16    TRADE AND OTHER PAYABLES
NOTE 19.3    TRANSACTIONS WITH KEY MANAGEMENT PERSONNEL
NOTE 21    EQUITY
NOTE 22    INTEREST IN SUBSIDIARIESS